MONEY MARKET OBLIGATIONS TRUST

Federated Investors Funds

4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561

APRIL 2, 2015

EDGAR Operations Branch

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549-4720

RE: MONEY MARKET OBLIGATIONS TRUST (the “Trust” or “Registrant”)

Federated California Municipal Cash Trust

Investment Shares

Federated Government Obligations Fund

Cash Series Shares

Cash II Shares

Federated Municipal Obligations Fund

Cash II Shares

Cash Series Shares

Trust Shares

Investment Shares

Federated Prime Cash Obligations Fund

Automated Shares

Trust Shares

Cash II Shares

Cash Series Shares

Class R Shares

Federated Trust for U.S. Treasury Obligations

Cash Series Shares

Cash II Shares

(the “Funds”)

1933 Act File No. 33-31602

1940 Act File No. 811-5950

Dear Sir or Madam:

Post-Effective Amendment No. 161 under the Securities Act of 1933 and Amendment No. 163 under the Investment Company Act of 1940 to the Registration Statement of the above-referenced Trust, with respect to the Funds, is hereby electronically transmitted.

As indicated on the facing page of the Amendment, the Registrant has specified that it is to become effective June 2, 2015 pursuant to the provisions of Rule 485(a) under the Securities Act of 1933. A Rule 485(a) filing is being made to add new classes of shares to the Funds, as listed above.

In connection with the review of this filing by staff of the Securities and Exchange Commission, the Trust acknowledges the staff’s view that: the Trust is responsible for the adequacy and accuracy of the disclosure in the filings; staff comments or changes to disclosure in response to staff comments in the filings reviewed by the staff do not foreclose the Commission from taking any action with respect to the filing; and the Trust may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

If you have any questions on the enclosed material, please contact me at (724) 720-8834.

Very truly yours,

/s/ Mark R. Thompson

Mark R. Thompson

Senior Paralegal

Enclosures